Offerings - Offering: 1	Oct. 03, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	39,062,500
Proposed Maximum Offering Price per Unit | $ / shares	1.0524
Maximum Aggregate Offering Price	$ 41,109,375.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,677.20
Offering Note	Represents 39,062,500 shares of common stock, par value $0.00001 per share (“Common Stock”), of CISO Global, Inc. (the “Registrant”), that may become issuable upon the conversion of shares of Series B Convertible Preferred Stock, par value $0.00001 per share, issuable under the purchase agreement with the selling stockholder. The shares of Common Stock will be offered for resale by the selling stockholder. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.Pursuant to Rule 457(c) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price for the shares have been calculated solely for the purpose of computing the registration fee on the basis of the average high ($1.1048) and low ($1.00) prices of the Registrant’s Common Stock as reported by the Nasdaq Stock Market LLC on September 30, 2025.